UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


          Read instructions at end of Form before preparing Form.
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1.        Name and address of issuer:

          Wells Family of Real Estate Funds
          3885 Holcomb Bridge Road
          Norcross, Georgia 30092

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2.        The name of each series or class of securities for which
          this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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3.        Investment Company Act File Number:  811-8355

          Securities Act File Number:  333-35677

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4(a).     Last day of fiscal year for which this Form is filed:

          December 31, 1998
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4(b).     [ ] Check box if this is being filed late (i.e., more
              than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).     [ ] Check box if this is the last time the issuer will be
              filing this Form.

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


5. Calculation of registration fee:

(i)       Aggregate sale price of securities
          sold during the fiscal year pursuant to
          section 24(f):                                           $ 13,916,793
                                                                    -----------

(ii)      Aggregate price of securities
          redeemed or repurchased during
          the fiscal year:                       $ 326,417
                                                 ---------

(iii)     Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:        $ NONE
                                                 ---------


(iv)      Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                               -$326,417
                                                                       --------

(v)       Net sales -- if Item 5(i) is greater
          than Item 5(iv)[subtract Item 5(iv)
          from Item 5(i)]:                                          $13,590,376
                                                                     ----------

(vi)      Redemption credits available for use
          in future years -- if Item 5(i) is
          less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                 $(  NONE  )
                                                  ----------

(vii)     Multiplier for determining
          registration fee (See instruction
          C.9):                                                        x.000278
                                                                       --------

(viii)    Registration fee due [multiply
          Item 5(v) by Item 5(vii)](enter
          "0" if no fee is due):                                   =$  3,778.12
                                                                     ==========
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6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:None If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:None.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                       +$  NONE
                                                                        -------
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8.       Total of the amount of the  registration  fee due plus any interest due
         [line 5(viii) plus line 7]:
                                                                   =$  3,778.12
                                                                    -----------

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9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository: March 18, 1999

              Method of Delivery:

                                    [X]Wire Transfer
                                    [ ]Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                          /s/ Wade Bridge
                          ------------------------------------
                          Wade Bridge, Assistant Secretary
                          ------------------------------------

Date  March 19, 1999
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*Please print the name and title of the signing officer below the signature.